PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment
Plant and equipment continuity
	Plant and Equipment		Mineral	Total
(in thousands)	Owned	Right-of-Use	Properties	PP&E

Cost:
Balance – January 1, 2018	$103,186	$-	$166,332	$269,518
Additions	173	-	18,923	19,096
Disposals	(365)	-	-	(365)
Impairment expense	-	-	(6,086)	(6,086)
Reclamation adjustment (note 15)	436	-	-	436
Recoveries	-	-	(222)	(222)
Balance – December 31, 2018	$103,430	$-	$178,947	$282,377

Adoption of IFRS 16 (note 5)	-	944	-	944
Additions	376	38	534	948
Disposals	(104)	(76)	-	(180)
Reclamation adjustment (note 15)	885	-	-	885
Balance – December 31, 2019	$104,587	$906	$179,481	$284,974

Accumulated amortization, depreciation:
Balance – January 1, 2018	$(20,516)	$-	$-	$(20,516)
Amortization	(189)	-	-	(189)
Depreciation	(3,661)	-	-	(3,661)
Disposals	91	-	-	91
Reclamation adjustment (note 15)	189	-	-	189
Balance – December 31, 2018	$(24,086)	$-	$-	$(24,086)

Amortization	(212)	-	-	(212)
Depreciation	(3,527)	(237)	-	(3,764)
Disposals	95	40	-	135
Reclamation adjustment (note 15)	212	-	-	212
Balance – December 31, 2019	$(27,518)	$(197)	$-	$(27,715)

Carrying value:
Balance – December 31, 2018	$79,344	$-	$178,947	$258,291
Balance – December 31, 2019	$77,069	$709	$179,481	$257,259